ADDITIONAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
Additional Cash Flow Information
Schedule of additional information related to statement of cash flows

				Consolidated
	Ref.	12/31/2024	12/31/2023	12/31/2022
Income tax and social contribution paid		1,319,426	1,407,469	3,100,349
Addition to PP&E with interest capitalization	10 and 28	206,764	182,799	135,242
Remeasurement and addition – Right of use	10.(i)	299,650	197,525	125,946
Addition to PP&E without adding cash		32,128	114,877	60,329
Capitalization in associate without cash effect		118,000	11,037	367,000
		1,975,968	1,913,707	3,788,866